Intangible Assets Other Than Goodwill (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Period of maturity
Within One Year	$ 3,747
Year Two	3,747
Year Three	3,747
Year Four	3,747
Year Five	3,747
Thereafter	40,690
Total	59,425
Trade name
Period of maturity
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Year Four	1,042
Year Five	1,042
Thereafter	0
Total	5,210
Port terminal operating rights
Period of maturity
Within One Year	930
Year Two	930
Year Three	930
Year Four	930
Year Five	930
Thereafter	22,948
Total	27,598
Customer relationships
Period of maturity
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	17,742
Total	$ 26,617